Our people - Additional Information (Detail) £ in Millions	12 Months Ended
	Dec. 31, 2017 GBP (£) Employees	Dec. 31, 2016 GBP (£) Employees	Dec. 31, 2015 GBP (£) Employees
Disclosure of our people [Line Items]
Average number of staff | Employees	134,428	132,657	124,930
Staff numbers at the end of period | Employees	134,413	134,341	128,123
Share-based incentive plans in respect of key management personnel | £	£ 12.3	£ 15.5	£ 16.7
Total compensation received by key management personnel | £	17.8	57.5	84.2
Compensation received by key management personnel in the form of pension contributions | £	£ 0.7	£ 0.7	£ 0.7
Leadership Equity Acquisition Plan III [member]
Disclosure of our people [Line Items]
LEAP awards vesting performance period	5 years	5 years	5 years
Consolidated entity and associates (includes all employees of associated undertakings) [member]
Disclosure of our people [Line Items]
Staff numbers at the end of period | Employees	203,000	198,000	190,000